Equity (Details)								12 Months Ended
	Aug. 22, 2022 USD ($) $ / shares shares	Feb. 16, 2022	Nov. 30, 2021 USD ($) shares	Nov. 05, 2021	Oct. 14, 2021 USD ($) $ / shares shares	Sep. 16, 2021	Jul. 16, 2021 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2022 shares	Dec. 09, 2021 $ / shares shares
Equity (Details) [Line Items]
Initial exercise price (in Dollars per share) | $ / shares							$ 1.5
Securities purchase agreement, description				the Company entered into certain securities purchase agreement with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 27,740,512 units (the “Units”), each Unit consisting of one ordinary share of the Company, no par value and three warrants to purchase one share each with an initial exercise price of $1.05 per Share, at a price of $0.875 per Unit, for an aggregate purchase price of approximately $24.27 million (“November Private Placement”). The transaction was closed on November 10, 2021.	the Company entered into certain securities purchase agreement with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 15,814,652 units (the “Units”), each Unit consisting of one ordinary share of the Company, no par value and three warrants to purchase one share each with an initial exercise price of $0.875 per Share, at a price of $0.71 per Unit, for an aggregate purchase price of approximately $11.07 million (“October Private Placement”). The transaction was closed on November 5, 2021.	the Company entered into certain securities purchase agreement with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 14,152,000 units (the “Units”), each Unit consisting of one ordinary share of the Company, no par value and three warrants to purchase one share each with an initial exercise price of $0.8875 per Share, at a price of $0.71 per Unit, for an aggregate purchase price of approximately $10.05 million (“September Private Placement”). The transaction was closed on October 7, 2021.
Price per share (in Dollars per share) | $ / shares					$ 0.57
Aggregate purchase price (in Dollars) | $			$ 6,680,000		$ 2,280,000
Issuance date price per share (in Dollars per share) | $ / shares	$ 0.29
Recorded expenses (in Dollars) | $	$ 4.37							$ 5,620,000
Share price per share (in Dollars per share) | $ / shares										$ 0.67
Share-based compensation expenses (in Dollars) | $								$ 653,252
Ordinary Shares [Member]
Equity (Details) [Line Items]
Sale of shares					4,000,000
Warrants to purchase shares			4,450,000
Par value (in Dollars per share) | $ / shares
Shares issued	15,084,138							15,232,000
Minimum [Member]
Equity (Details) [Line Items]
Issuance date price per share (in Dollars per share) | $ / shares								$ 0.33
Maximum [Member]
Equity (Details) [Line Items]
Issuance date price per share (in Dollars per share) | $ / shares								$ 0.34
Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Vote per share		1
Sale of shares							15,000,000
Gross proceeds (in Dollars) | $							$ 22,500,000
Net proceeds (in Dollars) | $							$ 20,800,000
Warrant issuance period							5 years
Ordinary shares issued								116,773,794	131,857,932
Ordinary shares outstanding								116,773,794	131,857,932
Class A Ordinary Shares [Member] | Warrant [Member]
Equity (Details) [Line Items]
Warrants to purchase shares							15,000,000
Class B Ordinary Shares [Member]
Equity (Details) [Line Items]
Vote per share		20
Shares issued								975,000		1,300,000
Ordinary shares issued								975,000	975,000
Ordinary shares outstanding								975,000	975,000